Financial Instruments and Risk Management (Tables)	6 Months Ended
Jun. 30, 2022
Financial Instruments and Risk Management Disclosure [Abstract]
Schedule of foreign currency risk
	June 30, 2022	December 31, 2021
	($)	($)
Cash	94,515	162,135
Accounts payable and accrued liabilities	(35,837)	(142,726)
	58,678	19,409